Stock-Based Compensation - Incentive Compensation Plans Textual (Details) shares in Millions	9 Months Ended	12 Months Ended
	Nov. 26, 2022 state installment shares	Feb. 26, 2022 installment
2018 Incentive Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized for issuance (in shares) | shares	4.6
2012 Incentive Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized for issuance (in shares) | shares	43.2
2012 and 2018 Incentive Compensation Plans | Restricted Stock Awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, number of equal annual installments	5	5
Service period from date of grant	1 year	1 year
2012 and 2018 Incentive Compensation Plans | Restricted Stock Awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, number of equal annual installments	7	7
Service period from date of grant	3 years	3 years
2012 and 2018 Incentive Compensation Plans | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service period from date of grant	1 year	1 year
2012 and 2018 Incentive Compensation Plans | Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, number of equal annual installments | installment	1	1
Service period from date of grant	1 year
2012 and 2018 Incentive Compensation Plans | Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, number of equal annual installments | installment	3	3
Service period from date of grant	3 years